Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38527
Entity Registrant Name	Uxin Limited
Entity Central Index Key	0001729173
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	21/F, Donghuang Building
Entity Address, Address Line Two	No. 16 Guangshun South Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, the People’s Republic of China
American Depositary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares (one American depositary share representing 300 Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	UXIN
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	64,892,337,575
Class B Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	40,809,861
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	21/F, Donghuang Building
Entity Address, Address Line Two	No. 16 Guangshun South Avenue
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
City Area Code	+86
Local Phone Number	10 5691-6765
Contact Personnel Name	Feng Lin
Contact Personnel Email Address	ir@xin.com